Schedule of Derivative Instruments by Income Statement Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011		Dec. 25, 2010
Non-designated hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in statement of operations	$ (2,614)	[1],[2]	$ (2,851)	[1],[2]	$ 136	[1],[2]
Non-designated hedging instruments | Foreign Exchange Contracts | Miscellaneous expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in statement of operations	(3,066)	[1],[2]	(6,452)	[1],[2]	(117)	[1],[2]
Non-designated hedging instruments | Commodity Contracts - Fuel | Cost of goods sold and occupancy costs & Store and warehouse operating and selling expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in statement of operations	452	[1],[2]	3,601	[1],[2]	253	[1],[2]
Designated cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
(Gain)/Loss	(515)		1,646		(1,982)
Designated cash flow hedges | Cost of goods sold and occupancy costs
Derivative Instruments, Gain (Loss) [Line Items]
(Gain)/Loss Reclassified from OCI to Statement of operations	(165)	[3]	1,123	[3]	(2,229)	[3]
Designated cash flow hedges | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
(Gain)/Loss	(515)		1,646		(1,982)
Designated cash flow hedges | Foreign Exchange Contracts | Cost of goods sold and occupancy costs
Derivative Instruments, Gain (Loss) [Line Items]
(Gain)/Loss Reclassified from OCI to Statement of operations	$ (165)	[3]	$ 1,123	[3]	$ (2,229)	[3]

[1]	Foreign exchange contracts amounts are included in Miscellaneous income, net
[2]	Approximately 60% of the fuel commodity contracts amounts are reflected in Cost of goods sold and occupancy costs. The remaining 40% of the amounts are reflected in Operating and selling expenses.
[3]	Included in Cost of goods sold and occupancy costs.